Pension Plans (Schedule Of Target Plan Allocation) (Details)	Dec. 31, 2017	Dec. 31, 2016
Int’l
Defined Benefit Plan Disclosure [Line Items]
Target plan asset allocations (in percentage)	100.00%
Int’l | Equity funds and securities
Defined Benefit Plan Disclosure [Line Items]
Target plan asset allocations (in percentage)	30.00%
Int’l | Fixed income funds and securities
Defined Benefit Plan Disclosure [Line Items]
Target plan asset allocations (in percentage)	50.00%
Int’l | Hedge funds
Defined Benefit Plan Disclosure [Line Items]
Target plan asset allocations (in percentage)	0.00%
Int’l | Real estate funds
Defined Benefit Plan Disclosure [Line Items]
Target plan asset allocations (in percentage)	5.00%
Int’l | Other
Defined Benefit Plan Disclosure [Line Items]
Target plan asset allocations (in percentage)	15.00%
United States
Defined Benefit Plan Disclosure [Line Items]
Target plan asset allocations (in percentage)	100.00%
United States | Equity funds and securities
Defined Benefit Plan Disclosure [Line Items]
Target plan asset allocations (in percentage)	51.00%
United States | Fixed income funds and securities
Defined Benefit Plan Disclosure [Line Items]
Target plan asset allocations (in percentage)	39.00%
United States | Hedge funds
Defined Benefit Plan Disclosure [Line Items]
Target plan asset allocations (in percentage)	0.00%
United States | Real estate funds
Defined Benefit Plan Disclosure [Line Items]
Target plan asset allocations (in percentage)	1.00%
United States | Other
Defined Benefit Plan Disclosure [Line Items]
Target plan asset allocations (in percentage)	9.00%
Minimum | Int’l | Equity funds and securities
Defined Benefit Plan Disclosure [Line Items]
Target plan asset allocations (in percentage)	0.00%	0.00%
Minimum | Int’l | Fixed income funds and securities
Defined Benefit Plan Disclosure [Line Items]
Target plan asset allocations (in percentage)	0.00%	0.00%
Minimum | Int’l | Hedge funds
Defined Benefit Plan Disclosure [Line Items]
Target plan asset allocations (in percentage)	0.00%	0.00%
Minimum | Int’l | Real estate funds
Defined Benefit Plan Disclosure [Line Items]
Target plan asset allocations (in percentage)	0.00%	0.00%
Minimum | Int’l | Other
Defined Benefit Plan Disclosure [Line Items]
Target plan asset allocations (in percentage)	0.00%	0.00%
Minimum | United States | Equity funds and securities
Defined Benefit Plan Disclosure [Line Items]
Target plan asset allocations (in percentage)	50.00%	52.00%
Minimum | United States | Fixed income funds and securities
Defined Benefit Plan Disclosure [Line Items]
Target plan asset allocations (in percentage)	37.00%	44.00%
Minimum | United States | Real estate funds
Defined Benefit Plan Disclosure [Line Items]
Target plan asset allocations (in percentage)	1.00%	1.00%
Minimum | United States | Cash and cash equivalents
Defined Benefit Plan Disclosure [Line Items]
Target plan asset allocations (in percentage)	0.00%	0.00%
Minimum | United States | Other Plan Assets [Member]
Defined Benefit Plan Disclosure [Line Items]
Target plan asset allocations (in percentage)	9.00%	0.00%
Maximum | Int’l | Equity funds and securities
Defined Benefit Plan Disclosure [Line Items]
Target plan asset allocations (in percentage)	60.00%	60.00%
Maximum | Int’l | Fixed income funds and securities
Defined Benefit Plan Disclosure [Line Items]
Target plan asset allocations (in percentage)	100.00%	100.00%
Maximum | Int’l | Hedge funds
Defined Benefit Plan Disclosure [Line Items]
Target plan asset allocations (in percentage)	35.00%	35.00%
Maximum | Int’l | Real estate funds
Defined Benefit Plan Disclosure [Line Items]
Target plan asset allocations (in percentage)	10.00%	10.00%
Maximum | Int’l | Other
Defined Benefit Plan Disclosure [Line Items]
Target plan asset allocations (in percentage)	20.00%	20.00%
Maximum | United States | Equity funds and securities
Defined Benefit Plan Disclosure [Line Items]
Target plan asset allocations (in percentage)	53.00%	55.00%
Maximum | United States | Fixed income funds and securities
Defined Benefit Plan Disclosure [Line Items]
Target plan asset allocations (in percentage)	40.00%	47.00%
Maximum | United States | Real estate funds
Defined Benefit Plan Disclosure [Line Items]
Target plan asset allocations (in percentage)	1.00%	1.00%
Maximum | United States | Cash and cash equivalents
Defined Benefit Plan Disclosure [Line Items]
Target plan asset allocations (in percentage)	0.00%	0.00%
Maximum | United States | Other Plan Assets [Member]
Defined Benefit Plan Disclosure [Line Items]
Target plan asset allocations (in percentage)	9.00%	0.00%